LONG-TERM DEBT - Schedule of Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 20,623	$ 22,458
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	20,742	$ 22,597
Gross carrying amount | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,141
Gross carrying amount | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,996
Gross carrying amount | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,444
Gross carrying amount | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,003
Gross carrying amount | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	1,365
Gross carrying amount | Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 9,793